PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	$ 38.3	$ 29.6
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful live of property, plant and equipment	15 years	15 years